Employment and Compensation Arrangements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Employee Incentive Plans
Summary of stock option activity

			Weighted-Average
		Weighted	Remaining	Aggregate
	Number of	Average Exercise	Contractual Life	Intrinsic
	Options	Price per Share	(in years)	Value
Balance at December 31, 2018, as originally reported	185,601	$1,587	8.5	$13,293
Modified options	24,339,097	—	—	—
Balance at December 31, 2018, as modified	24,524,698	12.44	8.5	13,293
Granted	2,321,360	17.72	7.8	—
Expired	(278,011)	11.13	—	—
Forfeited	(1,296,615)	10.95	—	—
Exercised	(18,498)	7.41	—	147
Outstanding as of June 30, 2019	25,252,934	$11.28	8.3	$111,373
Vested and exercisable at June 30, 2019	13,768,097	$10.35	7.6	$63,761

	Number	Weighted Average	Weighted Average	Aggregate
	of	Exercise Price per	Remaining	Intrinsic
	Options	Share	Contractual Life	Value
Balance at December 31, 2017, as originally reported	170,693	$1,572.00	9.3	$2,262
Modified options	22,384,111	—	—	—
Balance at December 31, 2017, as modified	22,554,804	12.32	9.3	2,262
Granted	4,119,737	11.73	9.7	—
Forfeited and expired	(2,149,843)	11.15	—	—
Outstanding as of December 31, 2018	24,524,698	$11.07	8.5	$13,293
Vested and exercisable at December 31, 2018	6,654,930	$10.92	8.3	$3,880

Summary of assumption used to value options granted during the period presented and their expected lives

June 30, 2019
Weighted-average expected dividend yield	—
Weighted-average expected volatility	19.87%
Weighted-average risk-free interest rate	2.43%
Expected life (in years)	5-9

	December 31,
	2018	2017
Weighted-average expected dividend yield	—	—
Expected volatility	21.00 – 23.05%	24.84 – 27.90%
Weighted-average expected volatility	21.86%	27.50%
Weighted-average risk-free interest rate	3.02%	2.53%
Expected life (in years)	8.5	9.0

Summary of share-based compensation
	Three Months Ended June 30,
	2019	2018
Share-based compensation expense	$33,932	$2,842
Tax benefit recognized	$85	$85

	Six Months Ended June 30,
	2019	2018
Share-based compensation expense	$37,108	$7,022
Tax benefit recognized	$163	$192